Segment Information Operating Results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 42,658.1	$ 39,022.3	$ 31,979.0
Pretax Profit (Loss)	7,173.2	5,160.3	3,163.6
Amortization of intangible assets	56.9	66.3	72.0
Personal Lines Segment | Agency Channel | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	15,789.5	14,904.1	13,017.2
Pretax Profit (Loss)	2,236.5	1,673.2	1,435.7
Personal Lines Segment | Direct Channel | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	16,830.6	15,305.9	13,017.5
Pretax Profit (Loss)	2,076.5	1,181.4	1,088.5
Operating Segments | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	39,261.6	36,192.4	30,933.3
Pretax Profit (Loss)	4,822.7	3,287.3	2,915.0
Operating Segments | Personal Lines Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	32,620.1	30,210.0	26,034.7
Pretax Profit (Loss)	$ 4,313.0	$ 2,854.6	$ 2,524.2
Personal auto insurance percentage of the total personal lines segment net premiums earned	94.00%	94.00%	94.00%
Operating Segments | Commercial Lines Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	$ 4,875.8	$ 4,427.6	$ 3,610.9
Pretax Profit (Loss)	634.8	458.8	478.6
Operating Segments | Property Segment | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	1,765.7	1,554.8	1,287.7
Pretax Profit (Loss)	(125.1)	(26.1)	(88.7)
Amortization of intangible assets	56.9	66.3	72.0
Operating Segments | Other Indemnity | Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	0.0	0.0	0.0
Pretax Profit (Loss)	0.0	0.0	0.9
Segment Reconciling Items | Investments
Segment Reporting Information [Line Items]
Revenues	2,566.6	2,071.2	415.0
Pretax Profit (Loss)	2,546.6	2,046.6	390.7
Segment Reconciling Items | Interest Expense
Segment Reporting Information [Line Items]
Pretax Profit (Loss)	(217.0)	(189.7)	(166.5)
Segment Reconciling Items | Fees And Other Revenues
Segment Reporting Information [Line Items]
Revenues	603.5	563.7	472.2
Segment Reconciling Items | Service Businesses
Segment Reporting Information [Line Items]
Revenues	226.4	195.0	158.5
Pretax Profit (Loss)	$ 20.9	$ 16.1	$ 24.4